Schedule H, Line 4(i) – Schedule of Assets (Held At End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	94-1672743
Plan number	003
Investments, current value	$ 27,273,385,937
Participant loans, current value	$ 123,406,195
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 729,844,190
Intel Retirement Plans Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	11,225,249,262
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	22,738,904,423
Investment, Identifier [Axis]: Collective trust funds | BlackRock 2500 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	929,732,290
Investment, Identifier [Axis]: Collective trust funds | BlackRock ACWI EX US IMI Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	492,317,940
Investment, Identifier [Axis]: Collective trust funds | BlackRock Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	4,177,875,438
Investment, Identifier [Axis]: Collective trust funds | BlackRock Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	103,513,301
Investment, Identifier [Axis]: Collective trust funds | BlackRock U.S. Debt Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	477,938,173
Investment, Identifier [Axis]: Collective trust funds | Capital Group EUPAC Trust (US)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	380,493,808
Investment, Identifier [Axis]: Collective trust funds | Fidelity Growth Company Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	4,354,330,365
Investment, Identifier [Axis]: Collective trust funds | Fidelity Low-Priced Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	597,453,846
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Global Diversified Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	93,427,031
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	763,818,457
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	282,952,805
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	932,916,913
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,545,765,323
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,251,817,210
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,615,877,062
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,533,780,481
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,111,876,677
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	652,147,949
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	241,013,914
Investment, Identifier [Axis]: Collective trust funds | Intel Retirement Plans Collective Investment Trust, Intel Target Date Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	199,855,440
Investment, Identifier [Axis]: Common Stock | Intel Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	366,081,670
Investment, Identifier [Axis]: Mutual funds | BlackRock FedFund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	346,326
Investment, Identifier [Axis]: Mutual funds | Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	729,497,864
Investment, Identifier [Axis]: Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 3,438,555,654